PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2018
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 7 -    PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment is as follows:

	June 30,
	2018	2019

Buildings	$72,257	$71,091
Machinery	14,070	12,787
Software	11,892	13,683
Vehicles	4,717	4,912
Electronic and other equipment	31,310	33,913
Construction in progress	1,824	504
	$136,070	$136,890

Less: Accumulated depreciation and impairment	(55,860)	(60,884)

	$80,210	$76,006

Buildings with a total carrying value of nil and $939 were pledged to secure short-term bank loans (note 13) as of June 30, 2018 and 2019, respectively.

Buildings with a total carrying value of $3,121 and $3,018 were pledged to secure lines of credits from various banks in the Singapore and Malaysia as of June 30, 2018 and 2019, respectively (note 13).

Buildings and vehicles with a total carrying value of $2,870 and $1,467 were pledged to secure long-term bank loans as of June 30, 2018 and 2019, respectively (note 14).

Construction in progress consists of capital expenditures and capitalized interest charges related to the construction of facilities and assembly line projects and the expenditures related to the Company’s information system constructions.

The depreciation expenses for the years ended June 30, 2017, 2018 and 2019 were $8,752, $8,217 and $7,879, respectively.

Assets leased to others under operating leases

The Company has entered into operating lease contracts related to certain buildings owned with the carrying amount as shown below:

	June 30,
	2018	2019

Buildings leased to others - at original cost	$14,255	$22,096
Less: Accumulated depreciation	(4,714)	(6,249)
Buildings leased to others - net	$9,541	$15,847